Other Payables and Accruals	9 Months Ended
Sep. 30, 2023
Disclosure Of Other Payables And Accruals [Abstract]
Other Payables and Accruals	OTHER PAYABLES AND ACCRUALS

	September 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000
Accrued payroll	25,189	21,892
Accrued expense	89,581	127,390
Other payables	11,649	10,960
Payable for Collaboration Assets	16,465	22,852
Other tax payables	1,767	1,015
Total	144,651	184,109
Other payables are non-interest-bearing and repayable on demand.